Loss on Derivative Instruments and Other Financial Items, Net (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
Loss on derivative instruments, net are comprised of the following:

(in thousands of $)	Nine months ended September 30,
	2025	2024
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	(13,712)	(14,005)
Net interest income on undesignated IRS derivatives	3,621	5,359
Losses on derivative instruments, net	(10,091)	(8,646)

Components of other financial items
Other financial items, net is comprised of the following:

(in thousands of $)	Nine months ended September 30,
	2025	2024
Financing arrangement fees and other related costs (1)	(2,338)	(4,398)
Foreign exchange loss/(gain) on operations	(1,675)	285
Amortization of debt guarantees	106	1,210
Others	(259)	(261)
Other financial items, net	(4,166)	(3,164)
(1) Included within “Financing arrangement fees and other related costs” for the nine months ended September 30, 2024 is $4.4 million true-up of financial charges incurred by the FLNG Hilli's lessor VIE.